Cover Page	May 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Registrant Name	GRAHAM HOLDINGS CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06714
Entity Tax Identification Number	53-0182885
Entity Address, Address Line One	1300 North 17th Street
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	703
Local Phone Number	345-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $1.00 per share
Trading Symbol	GHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000104889
Amendment Flag	false